Common and Preferred Stock - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified				5 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 28, 2010 Preferred Stock Class A	Dec. 31, 2012 Preferred Stock Class A	Dec. 31, 2012 Guarantors The Hillman Companies, Inc. Common Stock Class A	Dec. 31, 2012 Guarantors The Hillman Companies, Inc. Common Class B [Member]	Dec. 31, 2012 Guarantors The Hillman Companies, Inc. Common Stock Class C	Dec. 31, 2012 Guarantors The Hillman Companies, Inc. Preferred Stock Class A	Dec. 31, 2012 Hillman Investment Company [Member] Preferred Stock Class A	May 28, 2010 Hillman Investment Company [Member] Preferred Stock Class A	Mar. 31, 2013 Put Option	Dec. 31, 2012 Put Option	Dec. 31, 2011 Put Option
Equity [Line Items]
Common stock, shares authorized	5,000	5,000	5,000			23,141	2,500	30,109
Common stock, shares issued	4,790	4,802	4,802			6,201	971	2,787
Common stock, shares outstanding	4,790	4,802	4,802			6,201	971	2,787
Vesting period							5 years
Number of voting right to holder						One vote		One vote
Maximum voting power								30.00%
Common stock, held by management		198.3										210.4	198.3
Fair value adjusted to common stock		$ 14,116	$ 12,247									$ 14,485	$ 14,116	$ 12,247
Preferred stock, class A shares authorized	5,000	5,000	5,000						238,889	166,667
Preferred Stock, Class A shares issued	0	0	0						82,104.8	57,282.4
Preferred stock, class A shares outstanding	0	0	0						82,104.8	57,282.4
Preferred stock, class A shares reserved for issuance									13,450.7	9,384.2
Preferred Stock redemption date										Mar. 31, 2028
Dividends on mandatorily redeemable Class A Preferred Stock											4,911
Preferred Stock redemption price per share					$ 1,000
Cancelled and converted into rights to receive options to purchase Class A Preferred Stock									3,895.16	2,717.55
Weighted average strike price of option purchased										$ 170.69
Recognized interest expense on purchased option				$ 577